As filed with the U.S. Securities and Exchange Commission on July 18, 2022
Registration No. 333-254211

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
SEC File No 811-4834
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST EFFECTIVE AMENDMENT NO. 2 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 119 [X]
John Hancock Life Insurance Company (U.S.A.) Separate Account A
(Exact Name of Registrant)
John Hancock Life Insurance Company (U.S.A.)
(Name of Depositor)
200 Berkeley Street
Boston, MA 02116
(Complete address of depositor’s principal executive offices)
Depositor's Telephone Number: 617-572-6000

JAMES C. HOODLET
John Hancock Life Insurance Company (U.S.A.)
U.S. INSURANCE LAW
200 BERKELEY ST.
BOSTON, MA 02116
(Name and complete address of agent for service)

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness of this amendment.
It is proposed that this filing will become effective (check appropriate box):
[X] immediately upon filing pursuant to paragraph (b)
[ ] on ______, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on _____ pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.
If appropriate check the following box
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Separate Account A

Supplement Dated July 18, 2022

Availability of Accelerated Death Benefit for Chronic Illness Rider

This Supplement is intended for distribution with prospectuses dated April 25, 2022 or later for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.). The affected prospectuses bear the titles:

Accumulation Variable Universal Life 2021	Protection Variable Universal Life 2021

Majestic Accumulation Variable Universal Life 2021

This supplement concerns an Accelerated Death Benefit for Chronic Illness rider that, except as set forth herein, will be available to be added at the time of issue for policies issued on or after July 18, 2022. For that purpose:

1.	The list under the prospectus heading “Policy Features—Supplementary benefits” is amended to add:

•	Accelerated Death Benefit for Chronic Illness Rider

2.	The table under “Other Benefits Available Under The Policy” in the prospectus is amended to add the following:

Name of benefit	Purpose	Brief description of restrictions/limitations
Accelerated Death Benefit for Chronic Illness Rider	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.	Accelerations may be requested no more frequently than once every 12 months. Each acceleration under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. Advance payments are restricted to the annualized IRS per diem limit under IRC Section 7702B.

3.	The prospectus disclosure under “More About Certain Optional Benefits” is amended to add the following:

• Accelerated Death Benefit for Chronic Illness Rider. This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes “chronically ill” so that such person is unable to perform at least two activities of daily living without substantial human assistance or has a severe cognitive impairment. The decision to add this rider must be made at issuance of the policy.

The maximum amount of death benefit that may be accelerated under this rider is the lesser of 75% of the policy’s death benefit at the time of first acceleration or $1,000,000. Accelerations may be requested no more frequently than once every 12 months, until the maximum amount has been accelerated. Each acceleration under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. Payments under this rider are restricted to the annualized IRS per diem limit under IRC Section 7702B. If the acceleration requested would result in a payment greater than the annualized IRS per diem limit, then the accelerated benefit amount will be reduced accordingly.

Example: Assume that your policy has a death benefit of $100,000 at the time that you request your first acceleration under this rider. If you elect to take the maximum accelerated benefit of 75%, the amount of such rider benefit will be $100,000 x 75% = $75,000. If you submit the claim prior to the insured person’s date of death, you will receive $75,000, less actuarially-determined amounts to compensate us for (a) a portion of the policy’s monthly deductions that otherwise would have been payable based on the insured person’s life expectancy and (b) our cost (in the form of discounted interest) of making the payment sooner than we otherwise would, based on the insured person’s life expectancy. The policy’s death benefit will be reduced by $75,000.

If you have a policy loan, we will use a pro-rata portion of each death benefit advance to repay indebtedness. For example, if current indebtedness is $10,000, the death benefit is $100,000, and the gross acceleration is $75,000, then the indebtedness will be reduced by $7,500 = $10,000 x ($75,000/$100,000).

4.	The disclosure in the prospectus under “Tax Consequences of Electing Certain Supplementary Benefit Riders” is amended to add:

Accelerated Death Benefit for Chronic Illness Rider. If you have elected the Accelerated Death Benefit for Chronic Illness Rider, the rider’s benefits generally will be excludible from gross income under the Code. The tax-free nature of these accelerated benefits is contingent on the rider meeting specific requirements under section 101(g) of the Code. This rider is intended to meet these standards. However, there are circumstances when the rider benefit payment may be included in gross income. For example, this can happen if more than one payee received payments with respect to the same insured. You should seek additional information from your tax advisor before making a claim under this rider.

5.	The table under “Material State Variations” in the prospectus is amended to add the following:

Riders	States with Variation	Description of Variations
Accelerated Death Benefit for Chronic Illness Rider	CA	Not available

You should read this Supplement together with the prospectus for your policy and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL 07/2022

333-254210    333-254211     333-248502

PART C

OTHER INFORMATION

Part C is hereby amended as follows:

Item 30. Exhibits is amended:

To add the following additional exhibit:

(d)(11)	Specimen Accelerated Death Benefit for Chronic Illness Rider, filed herewith.

To update the following exhibit:

(n)(1)	Opinion of Counsel as to the eligibility of this post-effective amendment to be filed pursuant to Rule 485(b), filed herewith.

Item 31. Directors and Officers of the Depositor is amended to add the following additional Director:

Name and Principal Business Address	Position with Depositor

Nora N. Crouch 804 Pepper Avenue Richmond, VA 23226	Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts, on this 18th day of July, 2022.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By: /s/ Marianne Harrison

Marianne Harrison

Principal Executive Officer

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(Depositor)

By: /s/ Marianne Harrison

Marianne Harrison

Principal Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated as of the 18th day of July, 2022.

Signatures	Title

/s/ Simonetta Vendittelli	Vice President and Controller
Simonetta Vendittelli

/s/ Martin Sheerin	Senior Vice President and Chief Financial Officer
Martin Sheerin

/s/ Marianne Harrison	Chair, President and Chief Executive Officer
Marianne Harrison

*	Director
Emanuel Alves

*	Director
Paul M. Connolly

Director
Nora N. Crouch

*	Director
Thomas Edward Hampton

*	Director
J. Stephanie Nam

*	Director
Ken Ross

*	Director
Rex Schlaybaugh, Jr.

*	Director
Brooks Tingle

*	Director
Shamus Weiland

*	Director
Henry H. Wong

/s/ James C. Hoodlet
James C. Hoodlet, as Attorney-In-Fact
* Pursuant to Power of Attorney